UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2004

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Equity Asset Allocation Fund  as of July 31, 2004 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund, a series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates.  The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests.  At July 31, 2004, the Fund owned approximately 9.9% of Tax-Managed Value Portfolio’s outstanding interests, approximately 0.4% of Tax-Managed Growth Portfolio’s outstanding interests, approximately 44.0% of Tax-Managed International Equity Portfolio’s outstanding interests, approximately 57.6% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests, approximately 39.8% of Tax-Managed Multi-Cap Opportunity Portfolio’s outstanding interests, approximately 68.1% of Tax-Managed Mid-Cap Core Portfolio’s outstanding interests and approximately 14.1% of Tax-Managed Small-Cap Growth Portfolio’s outstanding interests.  The Fund’s Schedule of Investments at July 31, 2004 is set forth below.

Investment	Value	% of Fund’s Net Assets

Tax-Managed Value Portfolio (identified cost, $67,199,426)	$75,951,150	21.8%
Tax-Managed Growth Portfolio (identified cost, $73,072,518)	$75,050,891	21.6%
Tax-Managed International Equity Portfolio (identified cost, $49,338,002)	$54,957,334	15.8%
Tax-Managed Small-Cap Value Portfolio (identified cost, $24,373,542)	$30,227,955	8.7%
Tax-Managed Multi-Cap Opportunity Portfolio (identified cost, $38,786,965)	$42,829,413	12.3%
Tax-Managed Mid-Cap Core Portfolio (identified cost, $37,765,535)	$42,708,724	12.3%
Tax-Managed Small-Cap Growth Portfolio (identified cost, $25,821,958)	$26,258,416	7.5%

Total Investments – 100.0% (identified cost, $316,357,946)	$347,983,883	100.0%

Other Assets, Less Liabilities	$106,777	0.0%

Net Assets — 100%	$348,090,660	100.0%

A copy of each Portfolio’s Schedule of Investments is available on the EDGAR database in the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-225-6265.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust (on behalf of Tax-Managed Equity Asset Allocation Fund)

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr. President and Principal Executive Officer

Date:	September 21, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr. President and Principal Executive Officer

Date:	September 21, 2004

By:	/S/ James L. O’Connor
James L. O’Connor Treasurer and Principal Financial Officer

Date:	September 21, 2004